Loss per share - Earning per share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Net loss attributable to equity holders of the Company	¥ 260,462	¥ 77,897
Weighted average number of ordinary shares in issue	141,973	1,470
Basic loss per share (RMB per share)	¥ 1,835	¥ 52,991